AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 13, 2019

No. 333-198170

No. 811-22986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23	☒

(Check appropriate box or boxes)

Aberdeen Standard Investments ETFs

(Exact Name of Registrant as Specified in Charter)

712 Fifth Avenue – 49th Floor

New York, New York 10019

(Address of Principal Executive Office, Zip Code)

(212) 446-2020

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19081

(Name and Address of Agent for Service)

Copies to:

Adam Rezak	W. John McGuire
Aberdeen Standard Investments ETFs Advisors LLC	Morgan, Lewis & Bockius LLP
712 Fifth Avenue – 49th Floor	1111 Pennsylvania Avenue, NW
New York, New York 10019	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 13, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A for Aberdeen Standard Investments ETFs (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 13, 2019, the effectiveness of Post-Effective Amendment No. 17 (“PEA No. 17”), which was filed with the Commission via EDGAR Accession No. 0001387131-19-003450 on May 8, 2019, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the Aberdeen Standard AI Driven US Equity ETF, Aberdeen Standard AI Driven International Equity ETF, Aberdeen Standard AI Driven Emerging Markets Equity ETF, Aberdeen Standard Multi Factor US Equity ETF, Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF. Since no other changes are intended to be made to PEA No. 17 by means of this filing, Parts A, B and C of PEA No. 17 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Aberdeen Standard AI Driven US Equity ETF, Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF and the Prospectus for the Aberdeen Standard Multi Factor US Equity ETF, Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF are incorporated herein by reference to Part A of PEA No. 17.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Aberdeen Standard AI Driven US Equity ETF, Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF and the Statement of Additional Information for the Aberdeen Standard Multi Factor US Equity ETF, Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF are incorporated herein by reference to Part B of PEA No. 17.

PART C – OTHER INFORMATION

The Part C for the Aberdeen Standard AI Driven US Equity ETF, Aberdeen Standard AI Driven International Equity ETF, Aberdeen Standard AI Driven Emerging Markets Equity ETF, Aberdeen Standard Multi Factor US Equity ETF, Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF are incorporated herein by reference to Part C of PEA No. 17.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of New York and state of New York, on this 13th day of September, 2019.

Aberdeen Standard Investments ETFs

/s/ Bev Hendry*
Bev Hendry, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/ Bev Hendry*	President and Trustee	September 13, 2019
Bev Hendry

/s/ Stephen O’Grady*	Trustee	September 13, 2019
Stephen O’Grady

/s/ William M. Thomas*	Trustee	September 13, 2019
William M. Thomas

/s/ John Sievwright*	Trustee	September 13, 2019
John Sievwright

/s/ Andrea Melia*	Principal Financial Officer and Treasurer	September 13, 2019
Andrea Melia

*By:	/s/ Adam Rezak
Adam Rezak (Attorney-in-Fact)

*Pursuant to a power of attorney.